General and Administrative (Tables)	12 Months Ended
Dec. 31, 2022
General And Administrative
Schedule of General and Administrative Expense

	For the year ended
	December 31, 2022	December 31, 2021
Salaries and compensation	$4,386,716	$1,672,750
Professional fees	552,975	377,308
Office	119,999	35,211
Investor relations	592,155	914,770
Filing and transfer fees	96,701	127,149
Advertising	519,321	28,859
Travel	87,285	-
Penalties	30,208	-
Bank charges and other	12,140	6,887
	$6,397,500	$3,162,934